As filed with the Securities and Exchange Commission on October 01, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
 (Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Address of principal executive offices) (Zip code)

Michael J. Ricks, Secretary
177 East Colorado Boulevard, 11th Floor
Pasadena, CA 91105
 (Name and address of agent for service)

(626) 304-9222
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.9%
	Consumer Discretionary - 12.3%
13,000	Adient PLC	$619,190
4,100,000	Ascena Retail Group, Inc. (a)	15,088,000
34,500	Bed Bath & Beyond, Inc.	646,185
1,360,200	CarMax, Inc. (a)	101,579,736
2,903,600	Carnival Corp.	172,009,264
385,028	CBS Corp. - Class B	20,279,425
448,000	Comcast Corp. - Class A	16,029,440
708,909	Entercom Communications Corp. - Class A	5,352,263
1,398,700	L Brands, Inc.	44,296,829
8,053,900	Mattel, Inc.	127,815,393
10,000	McDonald’s Corp.	1,575,400
1,100,000	MGM Resorts International	34,507,000
20,000	Michael Kors Holdings Ltd. (a)	1,334,600
1,200,000	Newell Brands, Inc.	31,428,000
220,000	Restaurant Brands International, Inc.	13,888,600
1,244,000	Ross Stores, Inc.	108,762,920
380,000	Royal Caribbean Cruises Ltd.	42,848,800
4,419,052	Sony Corp. - ADR	238,717,189
420,000	Tempur Sealy International, Inc. (a)	20,525,400
160,000	TJX Cos., Inc.	15,561,600
1,231,200	Tribune Media Co. - Class A	41,676,120
1,716,600	tronc, Inc. (a)	26,847,624
310,000	V.F. Corp.	28,541,700
200,000	Walt Disney Co. (The)	22,712,000
1,451,339	Whirlpool Corp.	190,270,543
		1,322,913,221

	Consumer Staples - 0.5%
300,000	Altria Group, Inc.	17,604,000
150,000	Philip Morris International, Inc.	12,945,000
370,000	Tyson Foods, Inc. - Class A	21,330,500
		51,879,500

	Energy - 0.7%
20,000	EOG Resources, Inc.	2,578,800
95,000	Exxon Mobil Corp.	7,743,450
45,000	National Oilwell Varco, Inc.	2,187,900
50,000	Pioneer Natural Resources Co.	9,463,500
955,000	Range Resources Corp.	14,735,650
246,534	Schlumberger Ltd.	16,645,976
2,000,000	Southwestern Energy Co. (a)	10,280,000
1,340,900	Transocean Ltd. (a)	17,257,383
		80,892,659

	Financials - 13.1%
75,000	American Express Co.	7,464,000
2,697,500	Bank of America Corp.	83,298,800
2,440,200	Charles Schwab Corp. (The)	124,596,612
1,950,000	Citigroup, Inc.	140,185,500
387,963	CME Group, Inc.	61,732,673
103,400	CNA Financial Corp.	4,837,052
3,250,000	Discover Financial Services	232,082,500
3,414,400	JPMorgan Chase & Co.	392,485,280
384,950	Marsh & McLennan Cos., Inc.	32,089,432
281,600	Mercury General Corp.	14,482,688
660,800	Northern Trust Corp.	72,172,576
250,000	Progressive Corp. (The)	15,002,500
3,924,808	Wells Fargo & Co.	224,852,250
		1,405,281,863

	Health Care - 17.8%
1,354,400	Abbott Laboratories	88,767,376
1,362,000	Agilent Technologies, Inc.	89,946,480
934,000	Amgen, Inc.	183,577,700
8,148,000	AstraZeneca PLC - ADR	318,831,240
329,400	Biogen, Inc. (a)	110,141,478
677,900	Boston Scientific Corp. (a)	22,784,219
2,570,000	Bristol-Myers Squibb Co.	150,987,500
369,000	CVS Health Corp.	23,933,340
3,180,000	Eli Lilly & Co.	314,215,800
266,735	GlaxoSmithKline PLC - ADR	11,093,509
11,600	Johnson & Johnson	1,537,232
429,600	Medtronic PLC	38,762,808
1,100,000	Merck & Co., Inc.	72,457,000
1,338,650	Novartis AG - ADR	112,312,735
1,077,391	PerkinElmer, Inc.	85,307,819
333,044	Roche Holding AG - CHF	81,751,597
344,000	Sanofi - ADR	14,915,840
1,468,500	Siemens Healthineers AG - EUR (a) (b)	65,416,062
437,000	Thermo Fisher Scientific, Inc.	102,489,610
210,000	Zimmer Biomet Holdings, Inc.	26,359,200
		1,915,588,545

	Industrials - 20.8%
3,380,100	AECOM (a)	113,436,156
1,553,500	Airbus Group SE - EUR	192,557,122
95,200	Alaska Air Group, Inc.	5,981,416
5,935,700	American Airlines Group, Inc.	234,697,578
45,000	Boeing Co. (The)	16,033,500
1,150,000	Caterpillar, Inc.	165,370,000
170,000	CSX Corp.	12,015,600
265,000	Curtiss-Wright Corp.	35,252,950
996,319	Deere & Co.	144,257,028
1,520,000	Delta Air Lines, Inc.	82,718,400
946,900	FedEx Corp.	232,814,303
103,950	Honeywell International, Inc.	16,595,617
821,400	Jacobs Engineering Group, Inc.	55,551,282
199,761	Matson, Inc.	7,191,396
10,000	Maxar Technologies Ltd.	489,700
275,000	Norfolk Southern Corp.	46,475,000
140,000	nVent Electric PLC	3,836,000
140,000	Pentair PLC	6,251,000
807,200	Ritchie Bros. Auctioneers, Inc.	26,855,544
30,000	Rockwell Automation, Inc.	5,626,800
50,000	Rockwell Collins, Inc.	6,949,500
125,000	Safran S.A. - EUR	15,501,123
1,475,000	Siemens AG - EUR	208,284,806
4,823,400	Southwest Airlines Co.	280,528,944
57,000	Union Pacific Corp.	8,543,730
3,186,900	United Continental Holdings, Inc. (a)	256,226,760
361,300	United Parcel Service, Inc. - Class B	43,316,257
56,000	United Technologies Corp.	7,601,440
		2,230,958,952

	Information Technology - 28.9%
1,040,000	Activision Blizzard, Inc.	76,356,800
509,600	Adobe Systems, Inc. (a)	124,688,928
35,000	Alphabet, Inc. - Class A (a)	42,952,700
35,000	Alphabet, Inc. - Class C (a)	42,604,100
719,200	Analog Devices, Inc.	69,143,888
1,690,000	Applied Materials, Inc.	82,184,700
3,052,700	Cisco Systems, Inc.	129,098,683
750,000	Corning, Inc.	24,885,000
175,554	Dell Technologies Inc. - Class V (a)	16,242,256
675,000	Diebold Nixdorf, Inc. (a)	7,661,250
740,102	DXC Technology Co.	62,716,243
3,443,000	eBay, Inc. (a)	115,168,350
8,059,199	Flex Ltd. (a)	112,506,418
17,600,100	Hewlett Packard Enterprise Co.	271,745,544
10,409,800	HP, Inc.	240,258,184
2,585,000	Intel Corp.	124,338,500
1,724,000	Keysight Technologies, Inc. (a)	99,992,000
1,229,500	KLA-Tencor Corp.	144,367,890
18,677,800	L.M. Ericsson Telephone Co. - ADR	146,807,508
4,268,823	Micro Focus International PLC - ADR	69,154,933
1,943,100	Microsoft Corp.	206,124,048
4,218,500	NetApp, Inc.	327,018,120
335,500	NVIDIA Corp.	82,150,530
625,000	Oracle Corp.	29,800,000
1,470,000	PayPal Holdings, Inc. (a)	120,745,800
370,051	Perspecta, Inc.	8,030,107
1,737,105	QUALCOMM, Inc.	111,331,059
645,000	Teradyne, Inc.	27,896,250
1,563,800	Texas Instruments, Inc.	174,082,216
136,800	Visa, Inc. - Class A	18,706,032
		3,108,758,037

	Materials - 0.6%
2,320	AdvanSix, Inc. (a)	93,890
50,000	Celanese Corp. - Series A	5,905,500
885,000	DowDuPont, Inc.	60,861,450
		66,860,840

	Utilities - 0.2%
372,379	Public Service Enterprise Group, Inc.	19,199,861

	TOTAL COMMON STOCKS
	(Cost $6,918,252,712)	$10,202,333,478

	CLOSED-END FUNDS - 1.5%
	Information Technology - 1.5%
2,190,000	Altaba, Inc. (a)	160,855,500

	TOTAL CLOSED-END FUNDS
	(Cost $84,648,585)	160,855,500

Shares		Value
	SHORT-TERM INVESTMENTS - 3.8%
405,885,142	Dreyfus Treasury Securities Cash Management Fund - 1.77% (c)	$405,885,142
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $405,885,142)	405,885,142
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,408,786,439) - 100.2%	10,769,074,120
	Liabilities in Excess of Other Assets - (0.2)%	(18,937,013)
	TOTAL NET ASSETS - 100.0%	$10,750,137,107

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	A portion of the shares held are restricted.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows:
Cost of investments	$7,408,786,439
Gross unrealized appreciation	3,705,010,429
Gross unrealized depreciation	(344,722,748)
Net unrealized appreciation	$3,360,287,681

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.2%
	Consumer Discretionary - 11.0%
2,145,000	Ascena Retail Group, Inc. (a)	$7,893,600
2,026,100	CarMax, Inc. (a)	151,309,148
2,258,146	Carnival Corp.	133,772,569
282,000	CBS Corp. - Class B	14,852,940
710,000	Entercom Communications Corp. - Class A	5,360,500
379,500	Gildan Activewear, Inc.	9,734,175
125,000	Hilton Worldwide Holdings, Inc.	9,832,500
2,195,200	IMAX Corp. (a)	48,513,920
2,775,400	iRobot Corp. (a) (b)	219,950,450
2,094,598	L Brands, Inc.	66,335,919
100,000	Las Vegas Sands Corp.	7,190,000
5,628,200	Mattel, Inc.	89,319,534
1,450,000	MGM Resorts International	45,486,500
65,000	Michael Kors Holdings Ltd. (a)	4,337,450
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	92,555,500
85,000	Ross Stores, Inc.	7,431,550
1,702,271	Royal Caribbean Cruises Ltd.	191,948,078
1,523,027	Shutterfly, Inc. (a)	125,284,201
50,000	Skechers U.S.A., Inc. - Class A (a)	1,386,000
4,080,000	Sony Corp. - ADR	220,401,600
43,000	Tesla, Inc. (a)	12,820,020
126,000	TJX Cos., Inc.	12,254,760
38,000	Ulta Beauty, Inc. (a)	9,286,820
		1,487,257,734

	Consumer Staples - 0.1%
200,000	Altria Group, Inc.	11,736,000

	Energy - 0.6%
350,000	Cabot Oil & Gas Corp.	8,225,000
15,000	EOG Resources, Inc.	1,934,100
72,900	Schlumberger Ltd.	4,922,208
3,000,000	Southwestern Energy Co. (a)	15,420,000
3,483,400	Transocean Ltd. (a)	44,831,358
		75,332,666

	Financials - 7.7%
100,000	Bank of America Corp.	3,088,000
2,320,223	Charles Schwab Corp. (The)	118,470,586
1,035,000	Citigroup, Inc.	74,406,150
110,000	CME Group, Inc.	17,503,200
1,270,000	Discover Financial Services	90,690,700
5,050,000	E*TRADE Financial Corp. (a)	302,040,500
1,530,000	JPMorgan Chase & Co.	175,873,500
390,350	Marsh & McLennan Cos., Inc.	32,539,576
12,000	Moody’s Corp.	2,053,440
348,000	Northern Trust Corp.	38,008,560
160,000	Progressive Corp. (The)	9,601,600
3,197,399	Wells Fargo & Co.	183,178,989
		1,047,454,801

	Health Care - 30.4%
852,018	Abbott Laboratories	55,841,260
1,726,100	ABIOMED, Inc. (a)	611,954,233
2,783,900	Accuray, Inc. (a)	10,718,015
411,300	Agilent Technologies, Inc.	27,162,252
7,644,747	Alkermes PLC (a)	335,222,156
1,304,900	Amgen, Inc.	256,478,095
3,035,100	AstraZeneca PLC - ADR	118,763,463
410,000	BeiGene Ltd. - ADR (a)	77,760,600
538,900	Biogen, Inc. (a)	180,191,993
1,726,296	BioMarin Pharmaceutical, Inc. (a)	173,596,326
1,448,800	Boston Scientific Corp. (a)	48,694,168
2,264,000	Bristol-Myers Squibb Co.	133,010,000
151,000	CVS Health Corp.	9,793,860
3,487,233	Eli Lilly & Co.	344,573,493
3,341,243	Epizyme, Inc. (a)	43,102,035
289,300	Illumina, Inc. (a)	93,837,348
2,400,000	ImmunoGen, Inc. (a)	22,320,000
2,614,521	Insulet Corp. (a)	217,423,566
350,900	Medtronic PLC	31,661,707
400,000	Merck & Co., Inc.	26,348,000
727,200	Momenta Pharmaceuticals, Inc. (a)	21,525,120
7,043,656	Nektar Therapeutics (a)	370,496,305
1,055,636	Novartis AG - ADR	88,567,860
200,000	NuVasive, Inc. (a)	11,610,000
600,000	OraSure Technologies, Inc. (a)	10,074,000
411,000	PerkinElmer, Inc.	32,542,980
2,923,861	QIAGEN N.V. (a)	105,609,859
384,032	Roche Holding AG - CHF	94,267,513
6,118,700	Seattle Genetics, Inc. (a)	430,756,480
202,200	Siemens Healthineers AG - EUR (a) (c)	9,007,237
315,400	Thermo Fisher Scientific, Inc.	73,970,762
48,500	Waters Corp. (a)	9,567,595
1,002,200	Xencor, Inc. (a)	37,301,884
80,000	Zimmer Biomet Holdings, Inc.	10,041,600
		4,123,791,765

	Industrials - 14.0%
3,946,787	AECOM (a)	132,454,172
737,700	Airbus Group SE - EUR	91,438,294
6,963,426	American Airlines Group, Inc.	275,333,864
400,000	Avis Budget Group, Inc. (a)	13,940,000
450,000	Caterpillar, Inc.	64,710,000
145,000	CIRCOR International, Inc.	6,430,750
302,000	Curtiss-Wright Corp.	40,175,060
1,950,000	Delta Air Lines, Inc.	106,119,000
200,000	FedEx Corp.	49,174,000
100,000	General Dynamics Corp.	19,976,000
175,500	IDEX Corp.	26,953,290
1,430,794	Jacobs Engineering Group, Inc.	96,764,598
3,752,550	JetBlue Airways Corp. (a)	67,545,900
489,000	Ritchie Bros. Auctioneers, Inc.	16,269,030
1,085,000	Siemens AG - EUR	153,212,891
4,635,800	Southwest Airlines Co.	269,618,128
600,000	Textron, Inc.	40,962,000
5,079,200	United Continental Holdings, Inc. (a)	408,367,680
86,000	United Parcel Service, Inc. - Class B	10,310,540
		1,889,755,197

	Information Technology - 30.3%
1,227,353	Adobe Systems, Inc. (a)	300,308,732
1,528,000	Alibaba Group Holding Ltd. - ADR (a)	286,087,440
136,067	Alphabet, Inc. - Class A (a)	166,984,144
115,530	Alphabet, Inc. - Class C (a)	140,630,048
644,400	Altair Engineering, Inc. - Class A (a)	22,618,440
280,000	Analog Devices, Inc.	26,919,200
151,700	Applied Materials, Inc.	7,377,171
213,600	ASML Holding N.V.	45,710,400
15,411,850	BlackBerry Ltd. (a)	151,190,248
2,016,100	Cisco Systems, Inc.	85,260,869
1,405,000	comScore, Inc. (a)	28,100,000
1,494,029	Cree, Inc. (a)	70,443,467
406,939	Dell Technologies Inc. - Class V (a)	37,649,996
417,130	DXC Technology Co.	35,347,596
257,000	eBay, Inc. (a)	8,596,650
225,000	Electronic Arts, Inc. (a)	28,968,750
658,595	Ellie Mae, Inc. (a)	65,345,796
7,489,729	Flex Ltd. (a)	104,556,617
524,718	FormFactor, Inc. (a)	6,795,098
9,189,700	Hewlett Packard Enterprise Co.	141,888,968
3,669,700	HP, Inc.	84,696,676
1,700,000	Intel Corp.	81,770,000
100,000	Intuit, Inc.	20,424,000
725,000	Jabil Circuit, Inc.	20,423,250
547,150	Keysight Technologies, Inc. (a)	31,734,700
698,300	KLA-Tencor Corp.	81,994,386
8,154,600	L.M. Ericsson Telephone Co. - ADR	64,095,156
366,277	MaxLinear, Inc. - Class A (a)	6,340,255
1,919,945	Micro Focus International PLC - ADR	31,103,109
6,315,000	Micron Technology, Inc. (a)	333,368,850
2,267,100	Microsoft Corp.	240,493,968
3,567,354	NetApp, Inc.	276,541,282
1,619,000	Nuance Communications, Inc. (a)	23,912,630
557,900	NVIDIA Corp.	136,607,394
208,565	Perspecta, Inc.	4,525,861
1,926,900	QUALCOMM, Inc.	123,495,021
112,249	Rambus, Inc. (a)	1,387,398
2,295,000	Splunk, Inc. (a)	220,549,500
4,914,300	Stratasys Ltd. (a) (b)	95,435,706
55,000	Teradyne, Inc.	2,378,750
1,621,395	Texas Instruments, Inc.	180,493,691
1,068,400	Trimble, Inc. (a)	37,714,520
715,000	Universal Display Corp.	68,854,500
810,000	Visa, Inc. - Class A	110,759,400
410,000	VMware, Inc. - Class A (a)	59,281,900
74,900	Western Digital Corp.	5,254,235
		4,104,415,768

	Materials - 0.1%
100,000	Praxair, Inc.	16,750,000

	TOTAL COMMON STOCKS
	(Cost $7,264,623,445)	$12,756,493,931

	CLOSED-END FUNDS - 0.3%
	Information Technology - 0.3%
578,000	Altaba, Inc. (a)	42,454,100

	TOTAL CLOSED-END FUNDS
	(Cost $21,332,574)	42,454,100

	RIGHTS - 0.0%
	Health Care - 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (d) (e)	90,000

	TOTAL RIGHTS
	(Cost $21,191)	90,000

Shares		Value
	SHORT-TERM INVESTMENTS - 5.8%
789,344,460	Dreyfus Treasury Securities Cash Management Fund - 1.77% (f)	$789,344,460
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $789,344,460)	789,344,460
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $8,075,321,670) - 100.3%	13,588,382,491
	Liabilities in Excess of Other Assets - (0.3)%	(35,622,737)
	TOTAL NET ASSETS - 100.0%	$13,552,759,754

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company
(c)	Restricted security
(d)	Illiquid security
(e)	Fair-valued security
(f)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows:
	Cost of investments	$8,075,321,670
	Gross unrealized appreciation	5,851,580,943
	Gross unrealized depreciation	(338,520,122)
	Net unrealized appreciation	$5,513,060,821

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial  Statements section in the Fund’s most recent annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.2%
	Consumer Discretionary - 15.1%
100	Amazon.com, Inc. (a)	$177,744
2,248,000	Ascena Retail Group, Inc. (a)	8,272,640
800,000	Boot Barn Holdings, Inc. (a)	18,712,000
3,200	Burlington Stores, Inc. (a)	488,992
1,642,900	CarMax, Inc. (a)	122,691,772
7,781,000	Chegg, Inc. (a) (b)	215,533,700
10,231,000	DHX Media Ltd. - CAD	20,605,927
11,100	Entercom Communications Corp. - Class A	83,805
2,600	Five Below, Inc. (a)	252,616
265,000	Gildan Activewear, Inc.	6,797,250
96,000	Habit Restaurants, Inc. (The) - Class A (a)	1,219,200
3,333,700	IMAX Corp. (a) (b)	73,674,770
1,319,900	iRobot Corp. (a)	104,602,075
1,848,186	Lions Gate Entertainment Corp. - Class A	44,079,236
2,802,500	Lions Gate Entertainment Corp. - Class B	64,093,175
5,975	Netflix, Inc. (a)	2,016,264
1,150,200	Norwegian Cruise Line Holdings Ltd. (a)	57,544,506
7,400	Restaurant Brands International, Inc.	467,162
3,500	Roku, Inc. (a)	158,970
1,646,800	Royal Caribbean Cruises Ltd.	185,693,168
2,739,700	Shutterfly, Inc. (a) (b)	225,367,722
7,380,000	Sony Corp. - ADR	398,667,600
264,490	Tesla, Inc. (a)	78,855,048
1,034,500	Tribune Media Co. - Class A	35,017,825
1,031,501	tronc, Inc. (a)	16,132,676
1,599,000	Tuesday Morning Corp. (a)	4,637,100
51,200	Ulta Beauty, Inc. (a)	12,512,768
		1,698,355,711

	Consumer Staples - 0.1%
114,000	Calavo Growers, Inc.	10,545,000

	Energy - 0.5%
584,750	Cabot Oil & Gas Corp.	13,741,625
40,000	EOG Resources, Inc.	5,157,600
85,000	Rex Energy Corp. (a)	10,795
2,958,782	Transocean Ltd. (a)	38,079,525
		56,989,545

	Financials - 3.7%
250,671	CME Group, Inc.	39,886,770
588,203	Discover Financial Services	42,003,576
2,216,066	E*TRADE Financial Corp. (a)	132,542,908
755,820	MarketAxess Holdings, Inc.	146,455,241
2,169,049	NMI Holdings, Inc. - Class A (a)	45,333,124
148,000	Progressive Corp. (The)	8,881,480
		415,103,099

	Health Care - 33.0%
1,710,284	Abaxis, Inc. (b)	141,953,572
1,503,300	Abbott Laboratories	98,526,282
1,293,873	ABIOMED, Inc. (a)	458,716,795
1,650,600	Accuray, Inc. (a)	6,354,810
577,600	Adverum Biotechnologies, Inc. (a)	2,714,720
6,214,822	Alkermes PLC (a)	272,519,945
4,020,400	Arbutus Biopharma Corp. (a) (b)	44,626,440
825,000	Axovant Sciences Ltd. (a)	1,757,250
314,647	BeiGene Ltd. - ADR (a)	59,675,950
284,500	Biogen, Inc. (a)	95,128,265
1,486,865	BioMarin Pharmaceutical, Inc. (a)	149,519,144
280,000	Boston Scientific Corp. (a)	9,410,800
10,300,000	Cerus Corp. (a) (b)	76,323,000
17,000	Charles River Laboratories International, Inc. (a)	2,113,100
530,650	Dextera Surgical, Inc. (a)	31,706
1,609,200	Eli Lilly & Co.	159,005,052
5,769,384	Epizyme, Inc. (a) (b)	74,425,054
3,067,900	Exact Sciences Corp. (a)	179,318,755
1,012,462	Flex Pharma, Inc. (a) (b)	843,988
3,888,932	Fluidigm Corp. (a) (b)	24,889,165
173,500	Glaukos Corp. (a)	7,219,335
13,000	Illumina, Inc. (a)	4,216,680
325,000	ImmunoGen, Inc. (a)	3,022,500
1,964,956	Insulet Corp. (a)	163,405,741
1,792,583	Momenta Pharmaceuticals, Inc. (a)	53,060,457
11,806,676	Nektar Therapeutics (a) (b)	621,031,158
490,000	NuVasive, Inc. (a)	28,444,500
3,778,700	OncoMed Pharmaceuticals, Inc. (a) (b)	7,897,483
982,000	OraSure Technologies, Inc. (a)	16,487,780
14,600	Penumbra, Inc. (a)	2,076,850
3,038,100	Pfenex, Inc. (a) (b)	15,555,072
3,952,388	QIAGEN N.V. (a)	142,760,254
307,600	Roche Holding AG - CHF	75,505,913
4,205,500	Seattle Genetics, Inc. (a)	296,067,200
9,950,100	Spectrum Pharmaceuticals, Inc. (a) (b)	211,837,629
5,092,382	Xencor, Inc. (a) (b)	189,538,458
		3,695,980,803

	Industrials - 12.5%
827,500	AECOM (a)	27,770,900
750,000	Alaska Air Group, Inc.	47,122,500
5,500	Allegiant Travel Co.	679,800
7,689,600	American Airlines Group, Inc.	304,046,784
417,000	Axon Enterprise, Inc. (a)	28,326,810
191,000	CIRCOR International, Inc.	8,470,850
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	302,170
213,000	Curtiss-Wright Corp.	28,335,390
3,990,700	Delta Air Lines, Inc.	217,173,894
9,900	Fedex Corp.	2,434,113
149,000	Gibraltar Industries, Inc. (a)	6,474,050
752,500	Hawaiian Holdings, Inc.	30,175,250
4,233	Herc Holdings, Inc. (a)	240,519
101,417	ICF International, Inc.	7,469,362
1,180,600	Jacobs Engineering Group, Inc.	79,843,978
8,184,225	JetBlue Airways Corp. (a)	147,316,050
340,000	NCI Building Systems, Inc. (a)	5,423,000
2,194,700	NN, Inc. (b)	47,186,050
22,000	Old Dominion Freight Line, Inc.	3,229,600
560,372	Ritchie Bros. Auctioneers, Inc.	18,643,577
4,000	Ryanair Holdings PLC - ADR (a)	421,600
1,435,700	Southwest Airlines Co.	83,500,312
427,500	Spirit Airlines, Inc. (a)	18,570,600
4,500	TransDigm Group, Inc. (a)	1,689,930
3,588,450	United Continental Holdings, Inc. (a)	288,511,380
46,500	WillScot Corp. (a)	776,550
		1,404,135,019

	Information Technology - 28.1%
780,900	Adobe Systems, Inc. (a)	191,070,612
908,850	Alibaba Group Holding Ltd. - ADR (a)	170,163,985
84,520	Alphabet, Inc. - Class A (a)	103,724,634
84,736	Alphabet, Inc. - Class C (a)	103,145,743
1,500	Arista Networks, Inc. (a)	383,595
100,000	ASML Holding N.V.	21,400,000
2,510,000	Axcelis Technologies, Inc. (a) (b)	55,220,000
23,368,918	BlackBerry Ltd. (a)	229,249,086
5,666,160	comScore, Inc. (a) (b)	113,323,200
246,500	Cray, Inc. (a)	6,150,175
1,775,300	Cree, Inc. (a)	83,705,395
350,000	Dell Technologies Inc. - Class V (a)	32,382,000
415,000	Digimarc Corp. (a)	12,491,500
43,000	DXC Technology Co.	3,643,820
351,400	eBay, Inc. (a)	11,754,330
125,000	Electronic Arts, Inc. (a)	16,093,750
2,052,700	Ellie Mae, Inc. (a) (b)	203,668,894
1,498,322	FARO Technologies, Inc. (a) (b)	97,540,762
8,976,900	Flex Ltd. (a)	125,317,524
1,132,800	FormFactor, Inc. (a)	14,669,760
7,000	GTT Communications, Inc. (a)	311,150
1,282,000	Hewlett Packard Enterprise Co.	19,794,080
535,000	HP, Inc.	12,347,800
466,050	HubSpot, Inc. (a)	57,836,805
175,000	Intuit, Inc.	35,742,000
765,000	Jabil Circuit, Inc.	21,550,050
270,000	Keysight Technologies, Inc. (a)	15,660,000
764,400	KLA-Tencor Corp.	89,755,848
610,492	Materialise NV - ADR (a)	7,686,094
2,291,900	MaxLinear, Inc. - Class A (a)	39,672,789
234,700	Micro Focus International PLC - ADR	3,802,140
6,670,000	Micron Technology, Inc. (a)	352,109,300
428,877	MINDBODY, Inc. - Class A (a)	16,018,556
2,157,467	NetApp, Inc.	167,246,842
59,100	nLIGHT, Inc. (a)	1,804,323
1,874,000	Nuance Communications, Inc. (a)	27,678,980
119,650	Nutanix, Inc. - Class A (a)	5,849,689
296,950	NVIDIA Corp.	72,711,177
239,600	OSI Systems, Inc. (a)	19,110,496
20,616	Perspecta, Inc.	447,367
2,132,000	PROS Holdings, Inc. (a) (b)	79,182,480
1,438,800	QUALCOMM, Inc.	92,212,692
1,243,600	Rubicon Project, Inc. (The) (a)	3,581,568
8,822,000	ServiceSource International, Inc. (a) (b)	30,877,000
2,138,200	Splunk, Inc. (a)	205,481,020
2,317,000	Stratasys Ltd. (a)	44,996,140
808,288	Trimble, Inc. (a)	28,532,566
609,500	Universal Display Corp.	58,694,850
325,000	VMware, Inc. - Class A (a)	46,991,750
64,000	Western Digital Corp.	4,489,600
		3,157,273,917

	Materials - 0.1%
2,900	Ingevity Corp. (a)	289,043
2,325,000	Marrone Bio Innovations, Inc. (a)	4,719,750
200,300	Syrah Resources Ltd. - AUD (a)	447,925
		5,456,718

	Telecom Services - 1.1%
23,430,000	Sprint Corp. (a)	127,224,900

	TOTAL COMMON STOCKS
	(Cost $5,613,387,443)	$10,571,064,712

	PREFERRED STOCKS - 0.4%
	Financials - 0.4%
3,108,500	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity (a)	19,552,465
3,693,500	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity (a)	23,232,115
		42,784,580

	TOTAL PREFERRED STOCKS
	(Cost $40,770,019)	42,784,580

	RIGHTS - 0.2%
	Health Care - 0.2%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	22,919,160

	TOTAL RIGHTS
	(Cost $675,162)	22,919,160

	CLOSED-END FUNDS - 0.1%
	Information Technology - 0.1%
141,580	Altaba, Inc. (a)	10,399,051

	TOTAL CLOSED-END FUNDS
	(Cost $5,063,607)	10,399,051

Shares		Value
	SHORT-TERM INVESTMENTS - 5.2%
581,590,758	Dreyfus Treasury Securities Cash Management Fund - 1.77% (e)	$581,590,758
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $581,590,758)	581,590,758
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,241,486,989) - 100.1%	11,228,758,261
	Liabilities in Excess of Other Assets - (0.1)%	(7,108,295)
	TOTAL NET ASSETS - 100.0%	$11,221,649,966

ADR	American Depository Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

^ The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows:
	Cost of investments	$6,241,486,989
	Gross unrealized appreciation	5,416,064,844
	Gross unrealized depreciation	(428,793,572)
	Net unrealized appreciation	$4,987,271,272

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial  Statements section in the Fund’s most recent annual report.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.  “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2018. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the fiscal year. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.  These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$10,202,333,478	$-	$-	$10,202,333,478
	Closed-End Funds(2)	160,855,500	-	-	160,855,500
	Short-Term Investments	405,885,142	-	-	405,885,142
	Total Investments in Securities	$10,769,074,120	$-	$-	$10,769,074,120

Growth Fund	Common Stock(1)	$12,756,493,931	$-	$-	$12,756,493,931
	Closed-End Funds(2)	42,454,100	-	-	42,454,100
	Rights(3)	-	-	90,000	90,000
	Short-Term Investments	789,344,460	-	-	789,344,460
	Total Investments in Securities	$13,588,292,491	$-	$90,000	$13,588,382,491

Aggressive	Common Stock(1)	$10,571,064,713	$-	$-	$10,571,064,713
Growth Fund	Preferred Stock(4)	42,784,580	-	-	42,784,580
	Rights(3)	-	-	22,919,160	22,919,160
	Closed-End Funds(2)	10,399,051	-	-	10,399,051
	Short-Term Investments	581,590,758	-	-	581,590,758
	Total Investments in Securities	$11,205,839,102	$-	$22,919,160	$11,228,758,262

(1) Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Information Technology
(3) Health Care
(4) Financials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights

			Aggressive
		Growth Fund	Growth Fund

Balance at October 31, 2017		$90,000	$22,919,160
Purchase (Received)		-	-
Sales		-	-
Realized Gain (Loss)		-	-
Change in unrealized appreciation		-	-
Transfer into Level 3		-	-
Balance at July 31, 2018		$90,000	$22,919,160

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC in January 2016. Holders of Dyax CVR receive $4 per right upon approval of lanadelumab by the U.S. Food and Drug Administration. If the drug is not approved, rights holders receive nothing. During the period ended July 31, 2018, the Funds determined the fair value of Dyax CVR considering available information, in addition to previously available information including the results of a phase 3 study of lanadelumab, the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders, and the terms of the Dyax CVR. Dyax CVR are non-tradeable.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2018
tronc, Inc.(1)	$26,858,431	$-	$2,001,139	$-	$(202,861)	$2,193,193	N/A
Total	$26,858,431	$-	$2,001,139	$-	$(202,861)	$2,193,193	$-

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2018
iRobot Corp.(2)	N/A	$184,879,082	$-	$-	$-	$35,071,368	$219,950,450
Stratasys Ltd.	$107,629,836	2,922,105	-	-	-	(15,116,235)	95,435,706
Total	$-	$187,801,187	$-	$-	$-	$19,955,133	$315,386,156

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2017	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2018
Abaxis, Inc.	$100,008,920	$-	$29,607,486	$1,025,590	$11,481,642	$60,070,496	$141,953,572
Arbutus Biopharma Corp.	22,602,260	221,640	-	-	-	21,802,540	44,626,440
Axcelis Technologies, Inc.	95,064,550	-	10,531,616	-	6,844,847	(36,157,781)	55,220,000
Cerus Corp	22,386,000	10,575,000	-	-	-	43,362,000	76,323,000
Chegg, Inc.	127,562,429	-	7,053,739	-	3,350,261	91,674,749	215,533,700
comScore, Inc.	153,626,189	11,729,324	-	-	-	(52,032,313)	113,323,200
Ellie Mae, Inc.	223,621,007	-	41,586,349	-	28,910,677	(7,276,441)	203,668,894
Epizyme, Inc.	72,920,283	24,413,281	-	-	-	(22,908,510)	74,425,054
FARO Technologies, Inc.	80,721,080	-	3,117,312	-	479,988	19,457,006	97,540,762
Flex Pharma, Inc.	3,730,292	258,795	376,375	-	(5,480,896)	2,712,172	843,988
Fluidigm Corp.	22,330,186	242,153	-	-	-	2,316,826	24,889,165
IMAX Corp.	80,842,225	-	-	-	-	(7,167,455)	73,674,770
Marrone Bio Innovations, Inc.(1)	2,324,767	-	-	-	-	2,394,983	N/A
Nektar Therapeutics	324,705,015	14,303	138,026,912	-	109,174,817	325,163,935	621,031,158
NN, Inc.	42,847,500	16,837,804	-	347,200	-	(12,499,254)	47,186,050
OncoMed Pharmaceuticals, Inc.	15,162,069	41,172	-	-	-	(7,305,758)	7,897,483
Pfenex, Inc.	7,258,836	4,075,500	-	-	-	4,220,736	15,555,072
PROS Holdings, Inc.(2)	N/A	66,029,859	-	-	-	13,152,621	79,182,480
ServiceSource International, Inc.	30,700,560	-	-	-	-	176,440	30,877,000
Shutterfly, Inc.	121,797,480	-	8,067,422	-	2,223,644	109,414,020	225,367,722
Spectrum Pharmaceuticals, Inc.(2)	N/A	123,595,166	-	-	-	14,703,562	211,837,629
Xencor, Inc.	92,803,448	12,453,457	-	-	-	84,281,553	189,538,458
Total	$1,643,015,096	$270,487,454	$238,367,211	$1,372,790	$156,984,980	$649,556,127	$2,550,495,597

(1) No longer an affiliate as of July 31, 2018.
(2) As of October 31, 2017, the company was not an affiliate.

Restricted Securities

The following is a list of restricted securites as of July 31, 2018.

PRIMECAP Odyssey Stock Fund

Common Stock	Cost	Value at July 31, 2018	Percentage of Net Assets
Siemens Healthineers AG - EUR	$47,040,064	$60,850,554	0.57%

PRIMECAP Odyssey Growth Fund

Common Stock	Cost	Value at July 31, 2018	Percentage of Net Assets
Siemens Healthineers AG - EUR	$6,963,031	$9,007,237	0.07%

Item 2. Controls and Procedures.
(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By       /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date    9/26/2018

By        /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date     9/26/2018

By        /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date     9/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date     9/26/2018

By        /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date     9/26/2018

By        /s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date     9/26/2018

By        /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date     9/26/2018